Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 23, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Central Index Key	0000728391
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		101,504,105
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 0.0